Staff costs	12 Months Ended
Sep. 30, 2023
Staff costs
Staff costs

20.    Staff costs

	2023	2022	2021
	$'000	$'000	$'000
The aggregate remuneration comprised:
Wages and salaries	20,166	12,920	9,532
Social security costs	3,117	1,405	1,238
Pension costs	2,312	707	166
Share based compensation	14,118	21,742	165
	39,713	36,774	11,101

A total of $1.956 million (2022: $4.920 million; 2021: $3.478 million) relating to staff costs was capitalised in relation to development costs within intangibles within the year.

Total remuneration for key management personnel for 2023 was $3.056 million (2022 - $3.795 million; 2021 - $3.331 million). Total pension contributions of key management personnel totaled $0.112 million (2022 -  $0.089 million; 2021 - $0.086 million) and is included within the total remuneration for key management personnel.  Nil (2022: nil; 2021: 15,000) share options were granted to key management personnel in the year. A total of 552,158 RSUs were granted to key management personnel for 2023 (2022 – 1,268,469 RSUs this number has been restated from the prior year).

During the year remuneration payable to directors was as follows:

	2023	2022	2021
	$'000	$'000	$'000
Directors’ remuneration	1,395	1,856	1,972

The highest paid Directors remuneration totaled $595,683 (2022: $789,002; 2021: $699,325).